Shareholders’ Equity - Schedule of Expenses Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Expenses Recognized [Line Items]
Total	$ 1,310	$ 51	$ 100
Research and development expenses [Member]
Schedule of Expenses Recognized [Line Items]
Total	365	41	83
General and administrative expenses [Member]
Schedule of Expenses Recognized [Line Items]
Total	$ 945	$ 10	$ 17